Other Equity (Tables)	12 Months Ended
Dec. 31, 2017
Other equity
Schedule of other equity instruments

	2017 £m	2016 £m
Additional Tier 1 notes (1)
US$2.0 billion 7.5% notes callable August 2020 (2)	1,278	1,278
US$1.15 billion 8% notes callable August 2025 (2)	734	734
US$2.65 billion 8.625% notes callable August 2021 (3)	2,046	2,046
EMTN notes
US$564 million 6.99% capital securities (redeemed October 2017)	-	275
CAD321 million 6.666% notes (redeemed October 2017)	-	156

Trust preferred issues: subordinated notes (4)
£93 million 5.6457% 2047 (redeemed June 2017) (5)	-	93
	4,058	4,582

Notes:

(1)

The coupons on these notes are non-cumulative and payable at the company’s discretion.  In the event the Group’s CET1 ratio falls below 7% any outstanding notes will be converted into ordinary shares at a fixed price.  While taking the legal form of debt these notes are classified as equity under IFRS.

(2)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(3)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share.
(4)	Subordinated notes issued to limited partnerships that have in turn issued partnership preferred securities to RBS Capital Trust D that issued trust preferred securities to investors.
(5)	Preferred securities in issue - £93 million RBS Capital Trust D, fixed/floating rate non-cumulative trust preferred securities.